BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Activity in allowance for doubtful accounts
Activity in the allowance for doubtful accounts was as follows (in millions):

Year Ended December 31,	2012	2011	2010
Balance at beginning of year	$83	$48	$55
Net charges to costs and expenses	5	56	21
Write-offs	(19)	(12)	(18)
Other[1]	(16)	(9)	(10)
Balance at end of year	$53	$83	$48

[1]
Other includes acquisitions, divestitures, foreign currency translation and the impact of transferring the assets of our consolidated Philippine and Brazilian bottling operations to assets held for sale.